EQUITY INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Incentive Plans [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of stock options	Weighted average exercise price
		$
DECEMBER 31, 2022	8,124,334	1.48

Granted	315,000	2.12
Exercised	(1,725,000)	1.17

DECEMBER 31, 2023	6,714,334	1.59

Granted	4,837,000	1.70
Exercised	(2,750,000)	1.26
Expired/Cancelled	(94,000)	2.09

DECEMBER 31, 2024	8,707,334	1.75

Disclosure of stock options outstanding by exercise price [Table Text Block]
Stock options outstanding, by exercise price	Number of Stock options	Weighted average exercise price	Average remaining contractual life
		$	years
$1.11 - $1.41	1,400,000	1.32	3.2
$1.42 - $1.66	4,158,334	1.61	2.7
$1.67 - $2.10	1,699,000	2.06	2.5
$2.11 - $2.22	1,450,000	2.19	3.8

DECEMBER 31, 2024	8,707,334	1.75	2.9

Disclosure of detailed information about share options valuation assumptions [Table Text Block]
Inputs and assumptions	Year ended December 31, 2024	Year ended December 31, 2023

Exercise price	$1.70	$2.12
Market price	$1.49	$2.10
Expected option term (years)	3.0	3.0
Expected stock price volatility	47.2%	50.6%
Average risk-free interest rate	3.87%	4.22%
Expected forfeiture rate	-	-
Expected dividend yield	-	-

FAIR VALUE PER OPTION GRANTED	$0.47	$0.79

Disclosure of detailed information about number of restricted share units [Table Text Block]
Number of shares issued or issuable on vesting

DECEMBER 31, 2022	519,125

RSUs Granted	553,200
RSUs Converted to common shares	(330,349)
RSUs Forfeited	(110,400)

DECEMBER 31, 2023	631,576

RSUs Granted	444,541
RSUs Converted to common shares	(267,907)
RSUs Forfeited	(152,467)

DECEMBER 31, 2024	655,743

Disclosure of detailed information about number of deferred share units [Table Text Block]
Number of shares issuable

DECEMBER 31, 2022	305,400

DSUs Granted	167,200

DECEMBER 31, 2023	472,600

DSUs Granted	185,700

DECEMBER 31, 2024	658,300